First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 96.5%
	Aerospace & Defense — 3.4%
499	AeroVironment, Inc. (a)	$46,612
150	L3Harris Technologies, Inc.	26,388
101	Northrop Grumman Corp.	43,984
		116,984
	Automobiles — 1.5%
249	Tesla, Inc. (a)	50,778
	Biotechnology — 12.1%
234	Alnylam Pharmaceuticals, Inc. (a)	43,292
370	Apellis Pharmaceuticals, Inc. (a)	31,765
1,441	Arcus Biosciences, Inc. (a)	29,598
549	BioMarin Pharmaceutical, Inc. (a)	47,730
4,288	Coherus Biosciences, Inc. (a)	17,538
449	Intellia Therapeutics, Inc. (a)	16,730
101	Regeneron Pharmaceuticals, Inc. (a)	74,292
805	REGENXBIO, Inc. (a)	13,870
1,702	Replimune Group, Inc. (a)	32,321
1,597	SpringWorks Therapeutics, Inc. (a)	43,726
199	Vertex Pharmaceuticals, Inc. (a)	64,390
		415,252
	Broadline Retail — 4.6%
1,315	Amazon.com, Inc. (a)	158,563
	Capital Markets — 0.9%
460	Tradeweb Markets, Inc., Class A	30,797
	Communications Equipment — 2.0%
269	Arista Networks, Inc. (a)	44,746
499	Ciena Corp. (a)	23,323
		68,069
	Construction & Engineering — 0.7%
239	MasTec, Inc. (a)	24,225
	Electrical Equipment — 4.1%
1,252	Bloom Energy Corp., Class A (a)	17,177
479	Emerson Electric Co.	37,209
490	Schneider Electric SE (EUR)	84,504
		138,890
	Electronic Equipment, Instruments & Components — 1.8%
181	Keysight Technologies, Inc. (a)	29,286
249	TE Connectivity Ltd.	30,497
		59,783
Shares	Description	Value

	Entertainment — 3.0%
190	Netflix, Inc. (a)	$75,094
199	Take-Two Interactive Software, Inc. (a)	27,408
		102,502
	Financial Services — 4.7%
25	Adyen N.V. (EUR) (a) (b) (c)	40,800
448	Block, Inc. (a)	27,055
1,602	Toast, Inc., Class A (a)	33,594
274	Visa, Inc., Class A	60,562
		162,011
	Ground Transportation — 3.3%
2,991	Uber Technologies, Inc. (a)	113,449
	Health Care Equipment & Supplies — 4.1%
110	Align Technology, Inc. (a)	31,092
211	Dexcom, Inc. (a)	24,742
692	Globus Medical, Inc., Class A (a)	37,458
68	Intuitive Surgical, Inc. (a)	20,933
1,248	Outset Medical, Inc. (a)	25,996
		140,221
	Health Care Providers & Services — 1.6%
1,051	Castle Biosciences, Inc. (a)	25,676
701	Fulgent Genetics, Inc. (a)	27,879
		53,555
	Industrial Conglomerates — 2.9%
598	Siemens AG (EUR)	98,015
	Interactive Media & Services — 7.3%
1,168	Alphabet, Inc., Class C (a)	144,096
299	Meta Platforms, Inc., Class A (a)	79,151
997	ZoomInfo Technologies, Inc. (a)	24,656
		247,903
	IT Services — 3.1%
179	MongoDB, Inc. (a)	52,589
501	Shopify, Inc., Class A (a)	28,652
373	Twilio, Inc., Class A (a)	25,968
		107,209
	Life Sciences Tools & Services — 2.8%
1,498	Avantor, Inc. (a)	29,870
1,753	Cytek Biosciences, Inc. (a)	13,691
105	Thermo Fisher Scientific, Inc.	53,388
		96,949
	Media — 1.7%
851	Trade Desk (The), Inc., Class A (a)	59,638

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services — 0.5%
105	Paylocity Holding Corp. (a)	$18,139
	Semiconductors & Semiconductor Equipment — 8.4%
539	Allegro MicroSystems, Inc. (a)	21,199
65	Broadcom, Inc.	52,517
174	Enphase Energy, Inc. (a)	30,255
373	NVIDIA Corp.	141,121
125	NXP Semiconductors N.V.	22,388
325	Rambus, Inc. (a)	20,787
		288,267
	Software — 21.2%
298	Autodesk, Inc. (a)	59,418
450	Crowdstrike Holdings, Inc., Class A (a)	72,059
598	Datadog, Inc., Class A (a)	56,756
110	Intuit, Inc.	46,103
597	Microsoft Corp.	196,049
4,906	Palantir Technologies, Inc., Class A (a)	72,167
199	ServiceNow, Inc. (a)	108,411
501	Sprout Social, Inc., Class A (a)	21,699
1,546	SUSE S.A. (EUR) (a)	23,317
174	Workday, Inc., Class A (a)	36,886
225	Zscaler, Inc. (a)	30,483
		723,348
	Technology Hardware, Storage & Peripherals — 0.8%
948	Pure Storage, Inc., Class A (a)	27,293
	Total Common Stocks	3,301,840
	(Cost $3,391,637)
MONEY MARKET FUNDS — 3.5%
118,048	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (d)	118,048
	(Cost $118,048)

	Total Investments — 100.0%	3,419,888
	(Cost $3,509,685)
	Net Other Assets and Liabilities — (0.0)%	(126)
	Net Assets — 100.0%	$3,419,762

(a)	Non-income producing security.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of May 31, 2023.

Currency Abbreviations:
EUR	– Euro

Currency Exposure Diversification	% of Total Investments
United States Dollar	92.8%
Euro	7.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,301,840	$3,301,840	$—	$—
Money Market Funds	118,048	118,048	—	—
Total Investments	$3,419,888	$3,419,888	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 4.6%
807	Arista Networks, Inc. (a)	$134,236
4,641	Cisco Systems, Inc.	230,519
		364,755
	Electronic Equipment, Instruments & Components — 4.9%
1,670	Amphenol Corp., Class A	126,002
91	CDW Corp.	15,624
3,546	Corning, Inc.	109,252
755	Keysight Technologies, Inc. (a)	122,159
42	Teledyne Technologies, Inc. (a)	16,323
		389,360
	Entertainment — 3.1%
618	Netflix, Inc. (a)	244,252
	Financial Services — 10.4%
1,310	Fiserv, Inc. (a)	146,969
88	FleetCor Technologies, Inc. (a)	19,936
906	Mastercard, Inc., Class A	330,708
1,451	Visa, Inc., Class A	320,715
		818,328
	Interactive Media & Services — 10.3%
3,128	Alphabet, Inc., Class A (a)	384,337
1,601	Meta Platforms, Inc., Class A (a)	423,817
		808,154
	IT Services — 0.3%
234	Akamai Technologies, Inc. (a)	21,556
	Media — 4.8%
395	Charter Communications, Inc., Class A (a)	128,829
5,497	Comcast Corp., Class A	216,307
506	Interpublic Group of (The) Cos., Inc.	18,818
199	Omnicom Group, Inc.	17,550
		381,504
	Professional Services — 0.2%
65	Paycom Software, Inc.	18,209
	Semiconductors & Semiconductor Equipment — 30.7%
2,085	Advanced Micro Devices, Inc. (a)	246,468
863	Analog Devices, Inc.	153,346
1,357	Applied Materials, Inc.	180,888
429	Broadcom, Inc.	346,615
91	Enphase Energy, Inc. (a)	15,823
346	KLA Corp.	153,275
282	Lam Research Corp.	173,909
191	Lattice Semiconductor Corp. (a)	15,530
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,567	Microchip Technology, Inc.	$117,932
35	Monolithic Power Systems, Inc.	17,147
1,223	NVIDIA Corp.	462,710
1,526	ON Semiconductor Corp. (a)	127,574
1,549	QUALCOMM, Inc.	175,672
153	Skyworks Solutions, Inc.	15,837
166	Teradyne, Inc.	16,632
1,150	Texas Instruments, Inc.	199,962
		2,419,320
	Software — 25.7%
575	Adobe, Inc. (a)	240,229
374	ANSYS, Inc. (a)	121,023
637	Autodesk, Inc. (a)	127,011
426	Bentley Systems, Inc., Class B	20,780
659	Cadence Design Systems, Inc. (a)	152,170
425	Intuit, Inc.	178,126
1,163	Microsoft Corp.	381,918
723	Palo Alto Networks, Inc. (a)	154,281
147	PTC, Inc. (a)	19,757
1,193	Salesforce, Inc. (a)	266,492
361	ServiceNow, Inc. (a)	196,666
365	Synopsys, Inc. (a)	166,060
		2,024,513
	Technology Hardware, Storage & Peripherals — 4.8%
2,011	Apple, Inc.	356,450
279	NetApp, Inc.	18,511
		374,961
	Total Common Stocks	7,864,912
	(Cost $7,367,995)
MONEY MARKET FUNDS — 0.2%
10,945	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	10,945
	(Cost $10,945)

	Total Investments — 100.0%	7,875,857
	(Cost $7,378,940)
	Net Other Assets and Liabilities — 0.0%	3,730
	Net Assets — 100.0%	$7,879,587

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,864,912	$7,864,912	$—	$—
Money Market Funds	10,945	10,945	—	—
Total Investments	$7,875,857	$7,875,857	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
7,182	First Trust Alternative Absolute Return Strategy ETF (a)	$209,512
4,259	First Trust Global Tactical Commodity Strategy Fund (a)	93,144
1,966	First Trust Long/Short Equity ETF (a)	100,797
2,082	First Trust Low Duration Opportunities ETF (a)	99,707
4,573	First Trust Managed Futures Strategy Fund (a)	220,462
5,939	First Trust Merger Arbitrage ETF (a)	117,236
4,115	First Trust TCW Unconstrained Plus Bond ETF (a)	100,159
1,333	iShares Gold Trust (b)	49,588

	Total Investments — 99.9%	990,605
	(Cost $1,004,508)
	Net Other Assets and Liabilities — 0.1%	1,249
	Net Assets — 100.0%	$991,854

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$990,605	$990,605	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (January 31, 2023 (commencement of investment operations) to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 1/31/2023	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	7,182	$—	$215,669	$(211)	$(5,947)	$1	$209,512	$1,134
First Trust Global Tactical Commodity Strategy Fund	4,259	—	104,854	(96)	(11,612)	(2)	93,144	652
First Trust Long/Short Equity ETF	1,966	—	102,901	(3,954)	1,822	28	100,797	261
First Trust Low Duration Opportunities ETF	2,082	—	101,368	(1,341)	(315)	(5)	99,707	1,129
First Trust Managed Futures Strategy Fund	4,573	—	215,431	(235)	5,266	—	220,462	1,264
First Trust Merger Arbitrage ETF	5,939	—	119,397	(140)	(2,021)	—	117,236	—
First Trust TCW Unconstrained Plus Bond ETF	4,115	—	101,749	(679)	(903)	(8)	100,159	1,421
		$—	$961,369	$(6,656)	$(13,710)	$14	$941,017	$5,861

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.